BORROWINGS - Future maturities of short term borrowings and long term borrowings (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
BORROWINGS
2022		$ 4,497,545
2023	$ 13,618,873	1,858,619
2024	4,124,429	1,133,210
2025	10,022,112
Total borrowings	$ 27,765,414	$ 7,489,374